ORGANIZATION AND BASIS OF PRESENTATION (Narrative) (Detail)	12 Months Ended
Dec. 31, 2015 Segment
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of reportable segments	1
Operating Partnership units
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Percentage of limited partnership interest owned	95.00%
Other investors | Operating Partnership units
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Percentage of limited partnership interest owned	5.00%